METZGER & McDONALD PLLC
(formerly Prager, Metzger & Kroemer PLLC)
a professional limited liability company
attorneys, mediators & counselors

Steven C. Metzger Direct Dial 214-740-5030 smetzger@pmklaw.com	2626 Cole Avenue, Suite 900 Dallas, Texas 75204-1083 214-969-7600 www.pmklaw.com	Facsimile 214-523-3838 214-969-7635
August 17, 2005
Via EDGAR
The Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Income Opportunity Realty Investors, Inc. (Commission File No. 001-14784; CIK 0000949961)
Gentlemen:
     On behalf of Income Opportunity Realty Investors, Inc., we are delivering under the EDGAR system for filing a Current Report on Form 8-K/A for an event occurring July 26, 2005.
     By copy of this letter, we are delivering a copy of the enclosures to the principal exchange on which the securities of Income Opportunity Realty Investors, Inc. are listed. If you would like to discuss any matter concerning this filing, please do not hesitate to contact the undersigned at (214) 740-5030 direct.
Very truly yours,
/s/ Steven C. Metzger
Steven C. Metzger
SCM:ag
Enclosures

cc:	American Stock Exchange, Inc. 86 Trinity Place New York, New York 10006 Income Opportunity Realty Investors, Inc. 1800 Valley View Lane, Suite 300 Dallas, Texas 75234